Derivative Instruments	12 Months Ended
Dec. 31, 2013
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Instruments
DERIVATIVE INSTRUMENTS

During 2005 and 2006, the Company entered into interest rate floors with a total notional value of $600 million, seven of which (total notional amount of $500 million) were designated as cash flow hedges.  These derivative instruments provided the Company protection against the impact of declining interest rates on future income streams from the Company’s portfolio of $500 million of variable-rate loans outstanding.  The interest rate floors had maturities between May 2008 and June 2011 and strike rates ranging from 6.00% to 8.00%.  During 2008, interest rate floors with a total notional value of $150 million matured.  The remaining interest rate floors with a total notional value of $450 million were sold during 2008.  The gains from the sales of $16.8 million were recognized over the remaining lives of the various hedged loans and expired in June 2011.

As of December 31, 2013 and 2012, the Company has derivative financial instruments not included in hedge relationships.  These derivatives consist of interest rate swaps used for interest rate management purposes and derivatives executed with commercial banking customers to facilitate their interest rate management strategies.

The following table summarizes the fair value of these derivative instruments (in thousands):

	2013	2012
Fair Value:
Other Assets	$3,538	$14,012
Other Liabilities	3,538	14,012

The following table summarizes the change in fair value of these derivative instruments (in thousands):

	Year Ended December 31,
	2013	2012	2011
Change in Fair Value:
Other income - derivative asset	$(10,148)	$1,921	$8,241
Other income - derivative liability	10,148	(1,921)	(8,241)

Certain financial instruments, including derivatives, may be eligible for offset in the consolidated balance sheet and/or subject to master netting arrangements. The Company's derivative transactions with financial institution counterparties are generally executed under International Swaps and Derivative Association ("ISDA") master agreements which include "right of setoff" provisions. In such cases there is generally a legally enforceable right to offset recognized amounts and there may be an intention to settle such amounts on a net basis. Nonetheless, the Company does not generally offset financial instruments for financial reporting purposes. Information about financial instruments that are eligible for offset in the consolidated balance sheet as of December 31, 2013 is presented in the following tables (in thousands):

Gross Amounts
Not Offset in the Statement
of Financial Position
Total
of Gross
Amounts
Not Offset in
the Statement
of Financial
Position
				Netting		Including
		Gross	Net Amounts	Adjustment		Applicable
		Amounts	of Assets	per		Netting
	Gross	Offset in the	presented in	Applicable		Agreement
	Amounts of	Statement of	the Statement	Master	Fair Value	and Fair
	Recognized	Financial	of Financial	Netting	of Financial	Value of
Description	Assets	Position	Position	Arrangements	Collateral	Collateral	Net Amount
	(a)	(b)	(c)=(a)-(b)			(d)	(c)-(d)
Derivative assets:
Interest rate swap agreements	$3,538	$—	$3,538	$—	$3,538	$3,538	$—

Gross Amounts
Not Offset in the Statement
of Financial Position
Total
of Gross
Amounts
Not Offset in
the Statement
of Financial
Position
				Netting		Including
		Gross	Net Amounts	Adjustment		Applicable
		Amounts	of Liabilities	per		Netting
	Gross	Offset in the	presented in	Applicable		Agreement
	Amounts of	Statement of	the Statement	Master	Fair Value	and Fair
	Recognized	Financial	of Financial	Netting	of Financial	Value of
Description	Liabilities	Position	Position	Arrangements	Collateral	Collateral	Net Amount
	(a)	(b)	(c)=(a)-(b)			(d)	(c)-(d)
Derivative liabilities:
Interest rate swap agreements	$3,538	$—	$3,538	$—	$11,376	$11,376	$—